DEBT FACILITIES - Long-term Debt (Details) $ in Millions, $ in Millions	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 252.0		$ 399.0
Non-current	2,982.2		3,071.4
U.S. dollar, fixed rate - 3.60% to 4.90%
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 778.0
Current	102.0		20.0
Non-current	$ 978.7		1,114.7
U.S. dollar, fixed rate - 3.60% to 4.90% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	3.60%	3.60%
U.S. dollar, fixed rate - 3.60% to 4.90% | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	4.90%	4.90%
Canadian dollar, Series 1, fixed rate - 5.54%
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	5.54%	5.54%
Notional amount	$ 400.0
Current	0.0		0.0
Non-current	$ 398.7		398.1
Canadian dollar, fixed rate - 4.15%
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	4.15%	4.15%
Notional amount	$ 5.7
Current	2.9		2.9
Non-current	2.8		5.7
U.S. dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 47.7
Current	4.1		178.7
Non-current	61.9		288.3
Canadian dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount	285.9
Current	5.6		5.6
Non-current	280.4		12.6
Other
Disclosure of detailed information about borrowings [line items]
Current	0.0		33.5
Non-current	0.0		0.0
U.S. dollar
Disclosure of detailed information about borrowings [line items]
Current	42.3		92.0
Non-current	433.3		432.0
Other
Disclosure of detailed information about borrowings [line items]
Current	25.9		29.1
Non-current	260.7		239.0
Canadian dollar
Disclosure of detailed information about borrowings [line items]
Current	69.2		37.2
Non-current	565.7		581.0
U.S. dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Current	0.0		0.0
Non-current	0.0		0.0
Canadian dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Current	0.0		0.0
Non-current	$ 0.0		$ 0.0